UNAUDITED CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) - USD ($)	Class A Ordinary Shares [Member]	Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance as of April 16, 2021 (Inception) at Apr. 15, 2021
Beginning balance, shares at Apr. 15, 2021
Net loss				(6,407)	(6,407)
Class B ordinary shares issued to Sponsor		$ 288	24,712		25,000
Class B ordinary shares issued to Sponsor, shares		2,875,000
Balance as of December 31, 2021 at Jun. 30, 2021		$ 288	24,712	(6,407)	18,593
Ending Balance, shares at Jun. 30, 2021		2,875,000
Balance as of April 16, 2021 (Inception) at Apr. 15, 2021
Beginning balance, shares at Apr. 15, 2021
Net loss					(231,291)
Class B ordinary shares issued to Sponsor		$ 288	24,712		25,000
Balance as of December 31, 2021 at Dec. 31, 2021	$ 12	$ 288		(3,070,698)	(3,070,398)
Ending Balance, shares at Dec. 31, 2021	115,000	2,875,000
Balance as of April 16, 2021 (Inception) at Jun. 30, 2021		$ 288	24,712	(6,407)	18,593
Beginning balance, shares at Jun. 30, 2021		2,875,000
Net loss				(43,886)	(43,886)
Balance as of December 31, 2021 at Sep. 30, 2021		$ 288	24,712	(50,293)	(25,293)
Ending Balance, shares at Sep. 30, 2021		2,875,000
Balance as of April 16, 2021 (Inception) at Dec. 31, 2021	$ 12	$ 288		(3,070,698)	(3,070,398)
Beginning balance, shares at Dec. 31, 2021	115,000	2,875,000
Net loss				(158,139)	(158,139)
Balance as of December 31, 2021 at Mar. 31, 2022	$ 12	$ 288		(3,228,837)	(3,228,537)
Ending Balance, shares at Mar. 31, 2022	115,000	2,875,000
Net loss				(78,464)	(78,464)
Remeasurement of Class A ordinary shares subject to possible redemption				(225,818)	(225,818)
Balance as of December 31, 2021 at Jun. 30, 2022	$ 12	$ 288		(3,533,119)	(3,532,819)
Ending Balance, shares at Jun. 30, 2022	115,000	2,875,000
Net loss				(676,820)	(676,820)
Remeasurement of Class A ordinary shares subject to possible redemption				(577,662)	(577,662)
Balance as of December 31, 2021 at Sep. 30, 2022	$ 12	$ 288		$ (4,787,601)	$ (4,787,301)
Ending Balance, shares at Sep. 30, 2022	115,000	2,875,000